Capital assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Property Plant And Equipment [Abstract]
Capital assets
9.	Capital assets

			Production	Furniture and
	Land and	Leasehold	and laboratory	computer
	Buildings	improvements	equipment	equipment	Total
Cost
Balance at January 1, 2018	$4,539	$12,824	$36,787	$3,555	$57,705
Additions	28	2,977	2,396	279	5,680
Disposals	-	-	(452)	(58)	(510)
Effect of foreign exchange differences	-	233	154	10	397
Balance at December 31, 2018	$4,567	$16,034	$38,885	$3,786	$63,272
Impact of adopting IFRS 16 1)	-	-	(1,170)	-	(1,170)
Balance at January 1, 2019	4,567	16,034	37,715	3,786	62,102
Additions	-	61	712	202	975
Disposals	-	(5)	(109)	(14)	(128)
Sold - discontinued operations (note 5)	-	(7,307)	(5,774)	(744)	(13,825)
Effect of foreign exchange differences	-	(225)	(127)	(7)	(359)
Balance at December 31, 2019	$4,567	$8,558	$32,417	$3,223	$48,765

Accumulated depreciation
Balance at January 1, 2018	$219	$3,726	$6,962	$1,544	$12,451
Depreciation expense	195	641	2,511	739	4,086
Disposals	-	-	(146)	(36)	(182)
Impairments (note 25)	-	-	5,689	-	5,689
Effect of foreign exchange differences	-	54	55	6	115
Balance at December 31, 2018	$414	$4,421	$15,071	$2,253	$22,159
Impact of adopting IFRS 16 1)	-	-	(127)	-	(127)
Balance at January 1, 2019	414	4,421	14,944	2,253	22,032
Depreciation expense	195	786	2,136	617	3,734
Disposals	-	(2)	(106)	(14)	(122)
Impairments (note 25)	-	559	6,408	103	7,070
Sold - discontinued operations (note 5)	-	(2,297)	(2,550)	(495)	(5,342)
Effect of foreign exchange differences	-	(38)	(36)	(4)	(78)
Balance at December 31, 2019	$609	$3,429	$20,796	$2,460	$27,294

Carrying amounts
At December 31, 2019	$3,958	$5,129	$11,621	$763	$21,471
At January 1, 2019	4,153	11,613	22,771	1,533	40,070
At December 31, 2018	4,153	11,613	23,814	1,533	41,113

1) The balance of fixed assets capitalized as finance lease assets under IAS 17 where transferred to right-of-use assets upon adoption of IFRS 16 (note 4).

The depreciation expense for the year ending December 31, 2017 was $3,632.

As at December 31, 2019, there are $2,352 and $nil of production and laboratory equipment and leasehold improvements, respectively, net of government grants, that are not yet available for use and for which depreciation has not started ($8,322 and $6,610 as of December 31, 2018).

Certain investments in equipment are eligible for government grants. The government grants receivable are recorded in the same period as the eligible additions and are credited against the capital asset addition. During the year ended December 31, 2019, the Company recognized $694 ($2 during the year ended December 31, 2018) in government grants.

Impairment losses of $7,070 were recorded on capital assets during the year ended December 31, 2019 ($5,689 during the year ended December 31, 2018, $nil in 2017). Details of these impairments are provided in note 25.